Income Taxes (Details Narrative) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax percentage	25.00%	25.00%	25.00%
PRC Tax withholding percentage	10.00%
Loss before income taxes	$ (52,845)	$ (101,993)	$ (59,511)